Employee benefit plans and stock-based compensation plans (FY)- Stock Options - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned compensation	$ 20.9		$ 20.9
Pre-tax compensation expense	$ 25.9	$ 27.2	78.0	$ 81.9
Windfall tax benefit related to stock options exercised			$ 0.0	$ 11.1	$ 13.0	$ 58.2	$ 94.0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years		3 years
Unearned compensation					$ 34.5	31.7
Pre-tax compensation expense					$ 46.8	$ 46.0	$ 48.0
Weighted-average remaining recognition period for stock options shares					1 year 11 months